Income taxes - Schedule of Changes in Deferred Tax Assets and Liabilities (Details) $ in Millions	12 Months Ended
Mar. 31, 2024 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	$ 67.5
Deferred tax liabilities, beginning balance	(16.4)
Net deferred tax assets, beginning balance	51.1
Change in the year affecting net income	7.3
Change in the year affecting foreign exchange translation	0.9
Change in the year affecting other comprehensive income	(0.2)
Deferred tax assets, ending balance	76.3
Deferred tax liabilities, ending balance	(17.2)
Net deferred tax assets, ending balance	59.1
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in the year affecting net income	8.8
Change in the year affecting foreign exchange translation	0.2
Change in the year affecting other comprehensive income	(0.2)
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in the year affecting net income	(1.5)
Change in the year affecting foreign exchange translation	0.7
Change in the year affecting other comprehensive income	$ 0.0